Note 5 - Prepaids and Other Current Assets - Components of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Sales tax recoverable and other current assets	$ 85,658	$ 119,482	$ 147,119
Research and development credit	1,905,593	1,287,539
Security deposits on leased properties	233,983	228,170	272,026
Prepaid expenses	711,385	322,536	339,772
	$ 2,936,619	$ 1,957,727	$ 758,917